Intangible Assets, Net	6 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Trading rights	64	64
Trading platform system	87	20
Less: accumulated amortization	(22)	(7)
Intangible assets, net	129	77

Amortization expenses for the six months ended September 30, 2024 and 2023, was $15,000 and $2,000, respectively.